Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful life of plant and equipment
Useful Life
Buildings and improvements	10-30 years
Machinery and equipment	5-10 years
Transportation equipment	5-10 years
Office equipment	3-5 years

Schedule of estimated useful life of land use rights
Entity	Description of assets	Estimated useful life
Yulong Bricks	Land use right	50
Yulong Concrete	Land use right	50
Yulong Renewable	Land use right	50